Segment and Geographic Information (AIC) - Schedule of Revenues All-Inclusive Click Model (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenues All-Inclusive Click Model [Abstract]
Revenues under the All-Inclusive Click model	$ 15,223	$ 3,285